PGIM Target Date 2030 Fund Investment Risks - PGIM Target Date 2030 Fund	Jul. 31, 2026
Target Date Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Target Date/ Income Risk. The Fund may suffer losses near, at or after the target date, and the Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that he or she will be able to retire in the target year identified in the Fund name or that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. These risks may be increased to the extent that the participant begins to make withdrawals significantly before the Fund’s target year. For investors who are close to or in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the Fund may invest too much in investments designed to ensure capital conservation and/or current income, which may prevent the investor from meeting his or her retirement goals.
Affiliated Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which affiliates of the Manager and subadviser serve as subadvisers. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or affiliated subadvisers are higher than the fees paid by other Underlying Funds for which the Manager or affiliated subadviser serve. However, the Fund has adopted procedures to mitigate these concerns.
Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.
Asset Class Variation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, will depend on the ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Appropriate derivatives may not be available in all circumstances for risk management or other purposes for which the Fund seeks to use them. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error. Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives can make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.
Economic And Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity And Equity Related Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity and Equity-Related Securities Risks. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Exchange Traded Funds ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds (“ETFs”) Risk. Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which it invests, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.
Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Risk. As with credit risk, market risk and interest rate risk, an Underlying Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.
Fund Of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.
Fund Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund's becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund. The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.
Increase In Expenses Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.
Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Tracking Risk. While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and an Underlying Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if an Underlying Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of an Underlying Fund's holdings may fall sharply. This is referred to as “extension risk.” An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by its subadviser.
Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Underlying Fund may underperform other funds that use different investment styles.
Large Shareholder And Large Scale Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the Fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.
Market Disruption And Geopolitical Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including the U.S. and Israeli military operation against Iran, Russia’s military invasion of Ukraine and the Israel Hamas War), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally). Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests. The risk of such events has meaningfully increased in recent periods due to heightened international tensions stemming from rivalry among the world’s dominant economic and military powers. The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.